Income Tax Expense - Summary of Unrecognised Deferred Tax Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	€ 113,062	€ 111,459	€ 109,167
Tax loss carry forwards [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	99,133	95,912	94,556
Provision for contingent liabilities [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	3,234	4,085	2,223
Inventories obsolescence [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	2,055	1,924	2,078
Intercompany profit on inventory [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	1,040	817	947
Allowance for doubtful accounts [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	2,145	2,434	2,121
Provision for warranties [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	1,343	1,757	1,649
Impairment of property, plant and equipment [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	1,228	1,425	1,521
Goodwill and intangible assets [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	569	912	981
Deferred revenues and costs IFRS 15 [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	541
IAS 19 adjustment - employees' leaving entitlement [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	470	357	392
Other temporary differences [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	€ 1,304	€ 1,836	€ 2,699